Offsets	May 18, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-269366
Initial Filing Date	Jan. 23, 2023
Fee Offset Claimed	$ 743.53
Explanation for Claimed Amount	The registrant previously paid a filing fee of $743.53 with respect to the 40,000,000 shares of Common Stock included herein, in connection with the initial filing of this Registration Statement on January 23, 2023. This registration fee is being recalculated, and an offset in the amount of the filing fee previously paid is claimed pursuant to Rule 457(b) under the Securities Act.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Next Bridge Hydrocarbons, Inc.
Form or Filing Type	S-1
File Number	333-269366
Filing Date	Jan. 23, 2023
Fee Paid with Fee Offset Source	$ 743.53